Consolidated income statement - EUR (€) shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated income statement
Net sales	€ 23,315	€ 22,563	€ 23,147
Cost of sales	(14,989)	(14,117)	(14,008)
Gross profit	8,326	8,446	9,139
Research and development expenses	(4,411)	(4,620)	(4,916)
Selling, general and administrative expenses	(3,101)	(3,463)	(3,615)
Other operating income	424	290	363
Other operating expenses	(753)	(712)	(955)
Operating profit/(loss)	485	(59)	16
Share of results of associated companies and joint ventures	12	12	11
Financial income and expenses	(341)	(313)	(537)
Profit (loss) before tax	156	(360)	(510)
Income tax (expense)/benefit	(138)	(189)	(927)
Profit/(loss) for the year from Continuing operations	18	(549)	(1,437)
Profit/(loss) for the year from Continuing operations attributable to:
Equity holders of the parent	14	(554)	(1,473)
Non-controlling interests	4	5	36
Profit/(loss) for the year from Continuing operations	18	(549)	(1,437)
(Loss)/profit for the year from Discontinued operations attributable to:
Equity holders of the parent	(7)	214	(21)
(Loss)/profit for the year from Discontinued operations	(7)	214	(21)
Profit for the year attributable to:
Equity holders of the parent	7	(340)	(1,494)
Non-controlling interests	4	5	36
Profit/(loss) for the year	€ 11	€ (335)	€ (1,458)
Basic earnings per share
Continuing operations (in dollars per share)	€ 0.00	€ (0.10)	€ (0.26)
Discontinued operations (in dollars per share)	0.00	0.04	0.00
Profit/(loss) for the year (in dollars per share)	0.00	(0.06)	(0.26)
Diluted earnings per share
Continuing operations (in dollars per share)	0.00	(0.10)	(0.26)
Discontinued operations (in dollars per share)	0.00	0.04	0.00
Profit/(loss) for the year (in dollars per share)	€ 0.00	€ (0.06)	€ (0.26)
Basic
Continuing operations (in shares)	5,599,912	5,588,020	5,651,814
Discontinued operations (in shares)	5,599,912	5,588,020	5,651,814
Profit/(loss) for the year, Basic (in shares)	5,599,912	5,588,020	5,651,814
Diluted
Continuing operations (in shares)	5,626,375	5,588,020	5,651,814
Discontinued operations (in shares)	5,599,912	5,612,477	5,651,814
Profit/(loss) for the year, Diluted (in shares)	5,626,375	5,612,477	5,651,814